Note 35 - Derivatives - Fair Value Hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Carrying amount of Financial instruments designated as fair value hedges [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	€ 25,568	€ 11,496
Bonds at amortized costs	831
Loans at amortized cost	0	3,185
Long-term debt	0	0
Deposits	0	0
Carrying amount of Financial instruments designated as fair value hedges [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	0	0
Bonds at amortized costs	0
Loans at amortized cost	0	0
Long-term debt	57,883	80,078
Deposits	0	0
Accumulated amount of fair value hedge adjustments - Total [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	100	327
Bonds at amortized costs	22
Loans at amortized cost	0	82
Long-term debt	0	0
Deposits	0	0
Accumulated amount of fair value hedge adjustments - Total [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	0	0
Bonds at amortized costs	0
Loans at amortized cost	0	0
Long-term debt	4,196	3,822
Deposits	0	0
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	2	58
Bonds at amortized costs	4
Loans at amortized cost	0	(1)
Long-term debt	0	0
Deposits	0	0
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	0	0
Bonds at amortized costs	0
Loans at amortized cost	0	0
Long-term debt	629	417
Deposits	0	0
Fair Value changes used for hedge effectiveness [Member] | Hedged Items [Domain Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	12	481
Bonds at amortized costs	63
Loans at amortized cost	0	100
Long-term debt	(1,132)	(1,734)
Deposits	€ 0	€ 0